Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Small/Mid Cap Value

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

* * *

Effective on or about December 5, 2016, Thompson, Siegel & Walmsley LLC will be added as a sub-adviser to Transamerica Small/Mid Cap Value (the “fund”) and will sub-advise the mid cap sleeve of the fund. The principal investments strategies of the fund will change and the fund will have a lower management fee schedule. These changes are described below. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

The fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark index will remain the same. Systematic Financial Management, L.P. will continue to act as sub-adviser to the fund and will sub-advise the small cap sleeve of the fund.

Effective on or about December 5, 2016, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses, and Statement of Additional Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s sub-advisers, Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), seek to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid-cap equity securities (U.S. equity securities, American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets).

The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap Index respectively, or within the range of the Russell 2500® Index, which as of December 31, 2015, was between $15 million and $12 billion, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change.

The fund emphasizes investments in common stocks. The fund generally will invest in small- and mid-cap equities. Thompson, Siegel & Walmsley LLC is the sub-adviser for the mid cap sleeve. In the mid-cap sleeve the sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Factors one and two of the screen attempt to assess a company’s discount to private market value relative to other mid-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.

Systematic Financial Management, L.P. is the sub-adviser for the small cap sleeve. In the small-cap sleeve, the sub-adviser generally will invest in common stocks of companies with small capitalizations that are attractively valued and possess low price cash flow ratios or, in the case of certain financial stocks, low price/earnings ratios and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management.

The fund’s investment methodology unifies what both sub-advisers deem to be the best attributes of quantitative screening and fundamental research in an integrated and repeatable process designed to outperform the Russell 2500® Value Index over the long term. Therefore, under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value.

The fund may invest up to 10% of its total assets in the securities of foreign issuers, including ADRs and foreign securities trading on U.S. markets. An issuer that is a Russell 3000® Index constituent shall not be considered a foreign issuer, regardless of the issuer’s domicile or headquarters. The fund may also invest in real estate investment trusts (“REITs”), and may invest up to 5% of its total assets in exchange traded funds (“ETFs”).

* * *

Investors Should Retain this Supplement for Future Reference

October 11, 2016

Transamerica Small/Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Small/Mid Cap Value

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

* * *

Effective on or about December 5, 2016, Thompson, Siegel & Walmsley LLC will be added as a sub-adviser to Transamerica Small/Mid Cap Value (the “fund”) and will sub-advise the mid cap sleeve of the fund. The principal investments strategies of the fund will change and the fund will have a lower management fee schedule. These changes are described below. An information statement will be made available to fund shareholders which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

The fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark index will remain the same. Systematic Financial Management, L.P. will continue to act as sub-adviser to the fund and will sub-advise the small cap sleeve of the fund.

Effective on or about December 5, 2016, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses, and Statement of Additional Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s sub-advisers, Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), seek to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid-cap equity securities (U.S. equity securities, American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets).

The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap Index respectively, or within the range of the Russell 2500® Index, which as of December 31, 2015, was between $15 million and $12 billion, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change.

The fund emphasizes investments in common stocks. The fund generally will invest in small- and mid-cap equities. Thompson, Siegel & Walmsley LLC is the sub-adviser for the mid cap sleeve. In the mid-cap sleeve the sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Factors one and two of the screen attempt to assess a company’s discount to private market value relative to other mid-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.

Systematic Financial Management, L.P. is the sub-adviser for the small cap sleeve. In the small-cap sleeve, the sub-adviser generally will invest in common stocks of companies with small capitalizations that are attractively valued and possess low price cash flow ratios or, in the case of certain financial stocks, low price/earnings ratios and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management.

The fund’s investment methodology unifies what both sub-advisers deem to be the best attributes of quantitative screening and fundamental research in an integrated and repeatable process designed to outperform the Russell 2500® Value Index over the long term. Therefore, under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value.

The fund may invest up to 10% of its total assets in the securities of foreign issuers, including ADRs and foreign securities trading on U.S. markets. An issuer that is a Russell 3000® Index constituent shall not be considered a foreign issuer, regardless of the issuer’s domicile or headquarters. The fund may also invest in real estate investment trusts (“REITs”), and may invest up to 5% of its total assets in exchange traded funds (“ETFs”).

* * *

Investors Should Retain this Supplement for Future Reference

October 11, 2016